UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

          Report for the Quarter Ended March 31, 1999.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Fir Tree, Inc.
Address:       535 Fifth Avenue, 31st Floor, New York, NY  10017

13F File Number:    28-6884

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Jeffrey D. Tannenbaum
Title:         President
Phone:         (212) 599-0090
Signature, Place, and Date of Signing:

  /s/ Jeffrey D. Tannenbaum     New York, New York     May 12, 1999
  -------------------------     ------------------     ---------------


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           12

Form 13F Information Table Value Total:           $165,824

     Confidential information has been omitted from this public Form 13F and has been filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----


                           FORM 13F INFORMATION TABLE

                         TITLE                                                                           VOTING AUTHORITY
                          OF                 VALUE     SHARES/    SH/   PUT/   INVSTMT     OTHER     --------------------------
NAME OF ISSUER           CLASS    CUSIP     (X$1,000)  PRN AMT    PRN   CALL   DSCRETN   MANAGERS      SOLE     SHARED    NONE
--------------           -----  ---------   --------  ----------  ---   ----   --------  ---------   ---------  ------  -------
BELL & HOWELL CO (NEW)   COM    077852101    $35,720   1,218,600   SH             SOLE               1,218,600
CARIBINER INTERNATIONAL  COM    141888107    $26,033   2,852,900   SH             SOLE               2,852,900
  INC
CRW FINANCIAL INC        COM    126276104     $7,940   1,380,803   SH             SOLE               1,380,803
ECHELON INTL CORP        COM    278747100     $9,196     468,592   SH             SOLE                 468,592
HOMELAND HLDG CORP NEW   COM    43739T104     $1,792     562,195   SH             SOLE                 562,195
MAPICS INC               COM    564910107    $15,676   2,039,200   SH             SOLE               2,039,200
MARCAM SOLUTIONS INC     COM    56614A107        $71      25,800   SH             SOLE                  25,800
MEDICAL RESOURCES INC    COM    58461Q102     $2,140   1,006,999   SH             SOLE               1,006,999
NOEL GROUP               COM    655260107     $5,126   5,125,767   SH             SOLE               5,125,767
POWERHOUSE TECHNOLOGIES  COM    739323103    $10,612     617,400   SH             SOLE                 617,400
  INC
RH DONNELLEY CORP        COM    74955W109    $51,339   3,325,620   SH             SOLE               3,325,620
SEMELE GROUP INC         COM    816618102       $179      49,319   SH             SOLE                  49,319
